UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-PX

__________________

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23118

NORTHSTAR CORPORATE INCOME MASTER FUND

(Exact name of registrant as specified in charter)

399 Park Avenue, 18th Floor

New York, NY 10022

 (Address of principal executive offices)(Zip code)

Daniel R. Gilbert

Chief Executive Officer and President

NorthStar Corporate Income Master Fund

399 Park Avenue, 18th Floor

New York, NY 10022

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2016 through June 30, 2017 with respect to which NorthStar Corporate Income Master Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthStar Corporate Income Master Fund

By:	/s/ Daniel R. Gilbert
Name: Daniel R. Gilbert
Title: Chairman, Chief Executive Officer and President

Date: August 17, 2017